Equity	12 Months Ended
Dec. 31, 2019
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Equity
Equity
Number of shares issued

(in shares)	December 31, 2019	December 31, 2018	December 31, 2017
On issue at 1 January	220,024,713	159,208,949	159,208,949
Issued in business combination	—	60,815,764	—
On issue at 31 December - fully paid	220,024,713	220,024,713	159,208,949

Upon the completion of the merger transaction with Gener8 Maritime Inc. on June 12, 2018 60,815,764 new ordinary shares were issued at a stock price of $9.10 each (see Note 25) increasing the number of shares issued to 220,024,713 shares (see Note 15). This resulted in an increase of $66.1 million in share capital and $487.3 million share premium.
As at December 31, 2019, the share capital is represented by 220,024,713 shares. The shares have no nominal value.
As at December 31, 2019, the authorized share capital not issued amounts to $83,898,616 (2018: $83,898,616 and 2017: $150,000,000) or the equivalent of 77,189,888 shares (2018: 77,189,888 and 2017: 138,005,652 shares).
The holders of ordinary shares are entitled to receive dividends when declared and are entitled to one vote per share at the shareholders' meetings of the Group.
Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.
Hedging reserve
The Group, through two of its JV companies in connection to the $220.0 million facility raised in March 2018 (Note 16), entered on June 29, 2018 in several Interest Rate Swaps (IRSs) for a combined notional value of $208.8 million (Euronav’s share amounts to 50%). These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have a remaining duration between two and three years matching the repayment profile of that facility and mature on July 21, 2022 and September 22, 2022 for FSO Asia and FSO Africa respectively. The fair value of these instruments at December 31, 2019 amounted to $ (2.4) million (100%), of which (1.5) million was reflected in OCI at the level of the JV companies in 2019 (Note 26).

The Group, through the acquisition of Gener8 Maritime Inc. on June 12, 2018, acquired several IRSs for a combined notional value of $668.0 million. These IRSs were used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. Two IRSs have been settled in 2019 (see Note 6) and the one remaining has a duration of less than one year matching the repayment profile of that facility and matures in September 2020. The notional value of this instrument at December 31, 2019 amounted to $382.4 million. The fair value of this instrument at December 31, 2019 amounted to $ (0.2) million (see Note 18) and $1.2 million has been recognized in OCI.

The Group, through the long term charter parties with Valero for two Suezmaxes (Cap Quebec and Cap Pembroke), entered on March 28, 2018 and April 20, 2018, in two IRSs for a combined notional value of $86.8 million. These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have the same duration as the long term charter parties matching the repayment profile of the underlying $173.6 million facility and mature on March 28, 2025. The notional value of these instruments at December 31, 2019 amounted to $76.8 million. The fair value of these instruments at December 31, 2019 amounted to $(3.4) million (see Note 18).

The Group entered on December 7, 2018 into two forward cap contracts (CAPs) with a strike at 3.25% starting on October 1, 2020, to hedge against future increase of interest rates with a notional value of $200.0 million and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These CAPs have a maturity date at October 3, 2022. The notional value of these instruments at December 31, 2019 amounted to $200.0 million. The fair value of these instruments at December 31, 2019 amounted to $0.1 million (see Note 12) and $(0.7) million has been recognized in OCI in 2019.

During 2019, the Group entered into several commodity swaps and futures for a combined notional value of $133.6 million in connection with its low sulfur fuel oil project. These swaps were used to hedge a potential increase in the index underlying the price of low sulfur fuel between the purchase date and the delivery date of the product, i.e. when title to the low sulfur fuel is actually transferred. These instruments qualified as hedging instruments in a cash flow hedge relationship under IFRS9. These instruments were measured at their fair value; effective changes in fair value were recognized in OCI and the ineffective portion was recognized in profit or loss. These swaps were settled in the third quarter of 2019 at the moment of the delivery of the fuel.

Treasury shares
As of December 31, 2019 Euronav owned 4,946,216 of its own shares, compared to 1,237,901 of shares owned on December 31, 2018. In the twelve months period ended December 31, 2019, Euronav bought back 3,708,315 shares at an aggregate cost of $31.0 million.
Dividends
On May 9, 2019, the Annual Shareholders' meeting approved a full year dividend of $0.12 per share. Taking into account the interim dividend approved in August 2018 in the amount of $0.06 per share, the dividend paid after the AGM was $0.06 per share. The dividend to holders of Euronav shares trading on Euronext Brussels was paid in EUR at the USD/EUR exchange rate of the record date.
During its meeting of August 6, 2019, the Board of Directors of Euronav approved an interim dividend for the first semester 2019 of $0.06 per share. The interim dividend of $0.06 per share was payable as from October 8, 2019. The interim dividend to holders of Euronext shares was paid in EUR at the USD/EUR exchange rate of the record date.

On March 24, 2020, the Board of Directors proposed the Annual Shareholders' meeting be held on May 20, 2020, to approve a full year dividend of $0.35 per share. Taking into account the interim dividend approved in August 2019 in the amount of $0.06 per share, the expected dividend payable after the AGM should be $0.29 per share. The total $0.35 dividend per share complies with the Group’s policy to return 80% of the net income to shareholders excluding capital gains.
The total amount of dividends paid in 2019 was $26.0 million ($22.6 million in 2018).
Long term incentive plan 2015
The Group's Board of Directors implemented in 2015 a long term incentive plan ('LTIP') for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain 40% of their respective LTIP in the form of Euronav stock options, with vesting over three years and 60% in the form of restricted stock units ('RSU's'), with cliff vesting on the third anniversary. In total 236,590 options and 65,433 RSU's were granted on February 12, 2015. Vested stock options may be exercised until 13 years after the grant date. The stock options have an exercise price of EUR 10.0475 and are equity-settled. All the RSU’s were exercised in the first quarter of 2018. As of December 31, 2019, all the stock options remained outstanding. The fair value of the stock options was measured using the Black Scholes formula. The total employee benefit expense recognized in the consolidated statement of profit or loss during 2019 with respect to the LTIP 2015 was $0 thousand.
Long term incentive plan 2016
The Group's Board of Directors implemented in 2016 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel is eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 54,616 phantom stocks were granted on February 2, 2016 and one-third was vested on the second anniversary and one-third on the third anniversary. Following the resignation of our former CEO Paddy Rodgers, his phantom stocks were waived. As of December 31, 2019, 12,500 phantom stocks were outstanding. The LTIP 2016 qualifies as a cash-settled share-based payment transaction. The Company recognizes a liability in respect of its obligations under the LTIP 2016, measured based on the Company's share price at the reporting date, and taking into account the extent to which the services have been rendered to date. The compensation income recognized in the consolidated statement of profit or loss during 2019 was $0.1 million.
Long term incentive plan 2017
The Group's Board of Directors implemented in 2017 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 66,449 phantom stock units were granted on February 9, 2017 and one-third was vested on the second anniversary. Following the resignation of our former CEO Paddy Rodgers, his phantom stocks were waived. As of December 31, 2019, 32,420 phantom stocks were outstanding. The LTIP 2017 qualifies as a cash-settled share-based payment transaction. The Company recognizes a liability in respect of its obligations under the LTIP 2017, measured based on the Company’s share price at the reporting date, and taking into account the extent to which the services have been rendered to date. The compensation expense recognized in the consolidated statement of profit or loss during 2019 was $22,000.
Long term incentive plan 2018
The Group's Board of Directors implemented in 2018 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 154,432 phantom stock units were granted on February 16, 2018. Following the resignation of our former CEO Paddy Rodgers, his phantom stocks were waived. As of December 31, 2019, 107,780 phantom stocks were outstanding. The LTIP 2018 qualifies as a cash-settled share-based payment transaction. The Company recognizes a liability in respect of its obligations under the LTIP 2018, measured based on the Company’s share price at the reporting date, and taking into account the extent to which the services have been rendered to date. The compensation expense recognized in the consolidated statement of profit or loss during 2019 was $0.7 million.
Transaction Based Incentive Plan 2019
The Group’s Board of Directors has implemented in 2019 a transaction-based incentive plan for key management personnel.
Under the terms of this TBIP, key management personnel is eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the Fair Market Value ("FMV") of one share of the Company multiplied by the number of phantom stock units that have vested prior to the settlement date. The TBIP defines FMV as the volume weighted average price of the shares on the New York Stock Exchange over the thirty (30) Business Days preceding such date. The vesting and settlement of the TBIP is spread over five years. The phantom stock awarded vests in four tranches: the first tranche of 12% vesting when the FMV reaches $12 (decreased with the amount of dividend paid since grant, if any), the second tranche of 19% vesting when the FMV reaches $14 (decreased with the amount of dividend paid since grant, if any)), the third tranche of 25% vesting when the FMV reaches $16 (decreased with the amount of dividend paid since grant, if any) and the fourth tranche of 44% vesting when the FMV reaches $18 (decreased with the amount of dividend paid since grant, if any). In total a number of 1,200,000 phantom stock units were granted on January 8, 2019. Following the resignation of our former CEO Paddy Rodgers, his phantom stocks were waived. As of December 31, 2019, 800,000 phantom stocks were outstanding. The TBIP 2019 qualifies as a cash-settled share-based payment transaction as the Company receives services from the participants and incur an obligation to settle the transaction in cash. The Company recognizes a liability at fair value in respect of its obligations under the TBIP 2019. The fair value of the plan is being determined using a binomial model with cost being spread of the expected vesting period over the various tranches. The compensation expense recognized in the consolidated statement of profit or loss during 2019 was $1.8 million.